Balance Sheet - USD ($)	Sep. 30, 2021	Jul. 01, 2021
Current assets:
Total assets
LIABILITIES
Total liabilities
STOCKHOLDER'S EQUITY
Common Stock, par value $0.00001 per share, 1000 shares authorized, issued and outstanding
Total stockholder's equity
Total liabilities and stockholder's equity